Share Based Payment Arrangements - Summary of Changes in Outstanding Stock Options (Details) - Stock Options shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, beginning of year | shares	2,982	4,422
Number of options, Granted | shares		99
Number of options, Exercised | shares	(913)	(1,530)
Number of options, Forfeited | shares	(8)	(9)
Number of options, end of year | shares	2,061	2,982
Number of options, Options exercisable, end of year | shares	1,705	2,111
Weighted average exercise price, beginning of year | $ / shares	$ 24.65	$ 21.56
Weighted average exercise price, Granted | $ / shares		40.41
Weighted average exercise price, Exercised | $ / shares	22.30	16.73
Weighted average exercise price, Forfeited | $ / shares	23.70	27.87
Weighted average exercise price, end of year | $ / shares	25.70	24.65
Weighted average exercise price, Options exercisable, end of year | $ / shares	$ 24.27	$ 22.34